UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

 Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

 Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

annual shareholder report August 31, 2026

Adasina Social Justice All Cap Global ETF

Ticker: JSTC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes planned changes to the Fund.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$96	0.89%

Cumulative Performance

(Initial Investment of $10,000)

Adasina Social Justice All Cap Global ETF - $16,185
Adasina Social Justice Index - $17,437
Dow Jones Global Index Total Return - $19,724
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/08/2020
05/31/2021
11/30/2021
05/31/2022
11/30/2022
05/31/2023
11/30/2023
05/31/2024
11/30/2024
05/31/2025
11/30/2025
05/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF	15.06%	6.30%	8.77%
Adasina Social Justice Index	15.78%	7.70%	10.19%
Dow Jones Global Index Total Return	22.28%	10.73%	12.59%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.adasinaetf.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 15.06% (NAV) for the fiscal year ended August 31, 2026, as compared to 22.28% for the Dow Jones Global Index TR (the “Broad-Based Index”) and 15.78% for the Adasina Social Justice Index (the Fund’s benchmark). The Broad-Based Index is a broad market index that does not apply ESG or social justice screening criteria. While it is not used as a benchmark for the Fund, it can be referenced given its general characteristics of the broader public equities market. The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. The Fund’s absolute return was strong but trailed broad global equities. Security selection negatively affected the Fund’s performance versus the Broad-Based Index, while asset allocation positively affected the Fund’s performance. During the reporting period, global equities were significantly influenced by resilient GDP, strong corporate earnings, optimism in the AI Infrastructure & Semiconductor trade, and steady monetary policy.

What factors influenced performance?

Artificial Intelligence Buildout: Returns have spread beyond AI tech companies and into infrastructure suppliers and semiconductor manufacturers who are supplying the buildout necessary for wide AI adoption. Our Fund holds weights in some of these companies at larger weight relative to a broad global equities index.

Lack of Energy sector: The energy sector is one of the top returning sectors in broad global equities, with a return of 42% for the year. Our Fund does not hold any energy sector companies and thus did not capture these returns.

Exclusion of most of the Mag 7:  Notably, our Fund does not hold 6 of the Magnificent 7 stocks, which had a combined return of 19% over the year. Our Fund did hold NVIDIA from August 2025, but the position was closed on June 1st, 2026, due to a detected social justice investment criteria violation during the June 2026 reconstitution of the Adasina Social Justice Index.

Sector Allocation: Returns for holdings in the industrials and communication services sectors trailed the returns of those of the respective sectors in broad global equities.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$302,324
Number of Holdings	617
Total Advisory Fee	$2,423,291
Portfolio Turnover Rate	73%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 16.2%
Industrial Products 11.9%
Financial Services 11.3%
Health Care 10.2%
Software & Tech Services 8.8%
Insurance 7.6%
Banking 7.4%
Industrial Services 5.2%
Telecommunications 4.5%
Media 3.2%
Materials 2.6%
Utilities 2.5%
Consumer Staple Products 2.4%
Consumer Discretionary Products 1.5%
Retail & Wholesale - Discretionary 1.2%
Retail & Wholesale - Staples 1.2%
Consumer Discretionary Services 0.9%
Real Estate 0.7%
Renewable Energy 0.3%
Cash & Other 0.4%

Geographic Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Visa, Inc. - Class A	1.4%
Lam Research Corp.	1.4%
AbbVie, Inc.	1.2%
Mastercard, Inc. - Class A	1.2%
Eli Lilly & Co.	1.0%
ABB Ltd.	1.0%
Cummins, Inc.	0.9%
Hydro One Ltd.	0.9%
Sherwin-Williams Co.	0.9%
Samsung Electronics Co., Ltd.	0.9%

This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund's prospectus.

The Fund anticipates adopting an 80% investment policy on or about December 14, 2026, under which it will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities that fulfill Adasina’s Social Justice Investment Criteria (as defined in the Fund's prospectus). These Social Justice Investment Criteria include approximately 90 social justice investment screens. Adoption of the 80% policy will not result in any change in how the Fund is currently managed.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adasinaetf.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$13,875	$13,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,875	$2,750
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
August 31, 2026

Tidal Trust I

Adasina Social Justice All Cap Global ETF           | JSTC           | NYSE Arca, Inc.

Adasina Social Justice All Cap Global ETF

Adasina Social Justice All Cap Global ETF

Schedule of Investments

August 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Banking - 7.4%
AIB Group PLC	35,894	$457,181
Alinma Bank	23,070	158,036
ANZ Group Holdings Ltd.	62,384	1,663,120
Associated Banc-Corp(a)	2,142	65,567
Banca Mediolanum SpA	21,007	586,863
Banca Monte dei Paschi di Siena SpA	5,933	79,752
Banco BPM SpA	29,847	557,499
Banco de Credito e Inversiones SA	9,790	676,333
Banco de Sabadell SA	124,077	523,617
Bank Central Asia Tbk PT	179,837	65,732
Banque Cantonale Vaudoise	406	65,175
BOC Hong Kong Holdings Ltd.	183,617	1,234,372
BPER Banca SpA	28,192	466,788
Capitec Ltd.	1,269	365,851
China Zheshang Bank Co. Ltd. - Class H	1,280,301	387,064
Credicorp Ltd.	3,054	1,118,924
E.Sun Financial Holding Co. Ltd.	464,482	582,030
East West Bancorp, Inc.	3,774	478,770
Erste Group Bank AG	528	74,396
First Financial Holding Co. Ltd.	275,910	307,030
Grupo Cibest SA	18,599	490,963
Grupo Financiero Banorte SAB de CV	43,372	490,742
Grupo Financiero Inbursa SAB de CV	24,118	62,689
International Bancshares Corp.(a)	823	57,742
Japan Post Bank Co. Ltd.	22,677	483,517
Kasikornbank PCL	92,301	690,309
M&T Bank Corp.	6,835	1,598,980
Malayan Banking Bhd.	879,053	2,331,914
Mediobanca Banca di Credito Finanziario SpA	2,462	80,248
Mega Financial Holding Co. Ltd.	483,558	740,078
National Bank of Kuwait SAKP	455,002	1,286,964
NU Holdings Ltd. - Class A(b)	20,559	299,133
Pinnacle Financial Partners, Inc.	618	61,781
SCB X PCL	280,178	1,275,841
Sparebanken Norge	38,274	835,719
Swedbank AB - Class A	38,784	1,521,607
Taiwan Cooperative Financial Holding Co. Ltd.	85,820	69,123
Trustmark Corp.	1,351	62,038
Valley National Bancorp	5,415	73,861
		22,427,349

The accompanying notes are an integral part of these financial statements.

Consumer Discretionary Products - 1.5%
Asics Corp.	14,302	$403,012
BAIC Motor Corp. Ltd.	394,512	40,763
Crystal International Group Ltd.	145,399	130,018
Denso Corp.	43,320	524,902
Dorman Products, Inc.(b)	509	65,585
Geberit AG	94	66,339
Geely Automobile Holdings Ltd.	129,023	289,669
Gildan Activewear, Inc.	10,872	566,931
Great Wall Motor Co. Ltd. - Class H	146,482	147,429
Haier Smart Home Co. Ltd.	47,243	129,930
Horizon Robotics - Class B(b)	109,570	65,971
Magna International, Inc.	11,205	735,523
Masco Corp.	893	64,439
Midea Group Co. Ltd.	37,219	481,421
Phinia, Inc.	4,772	326,596
Rivian Automotive, Inc. - Class A(a)(b)	4,217	67,725
Sekisui House Ltd.	2,779	59,967
SharkNinja, Inc.(b)	535	102,982
Somnigroup International, Inc.(a)	2,166	140,249
Standard Motor Products, Inc.	1,700	64,124
Youngone Holdings Co. Ltd.	450	55,403
		4,528,978

Consumer Discretionary Services - 0.9%
Accel Entertainment, Inc.(b)	5,145	59,888
Amadeus IT Group SA	4,319	292,087
Aristocrat Leisure Ltd.	13,570	592,444
Dutch Bros, Inc. - Class A(b)	1,151	56,238
Flutter Entertainment PLC(b)	2,624	262,872
Graham Holdings Co. - Class B	616	695,396
H World Group Ltd., ADR	9,274	438,846
Matthews International Corp.	2,334	48,477
Monarch Casino & Resort, Inc.	1,032	124,305
OneSpaWorld Holdings Ltd.	2,500	62,075
SATS ASA	14,757	71,184
		2,703,812

Consumer Staple Products - 2.4%
Aryzta AG(b)	865	44,056
Asahi Group Holdings Ltd.	62,176	652,537
Austevoll Seafood ASA	11,469	108,807
Celsius Holdings, Inc.(a)(b)	2,564	80,638
Henkel AG & Co. KGaA	7,992	654,953
J.M. Smucker Co.	8,111	1,063,839
Jamieson Wellness, Inc.	2,331	76,859
John B. Sanfilippo & Son, Inc.	987	72,732
Kenvue, Inc.	28,152	531,510

The accompanying notes are an integral part of these financial statements.

Kirin Holdings Co. Ltd.	42,479	$812,366
Monster Beverage Corp.(b)	41,382	1,900,261
Orion Holdings Corp.	3,593	67,733
Quanex Building Products Corp.	3,384	65,040
Reckitt Benckiser Group PLC	8,228	572,503
Simply Good Foods Co.(b)	5,054	57,868
Spectrum Brands Holdings, Inc.	765	66,027
Tsingtao Brewery Co. Ltd. - Class H	29,775	154,586
Utz Brands, Inc. - Class A	7,698	109,312
Vital Farms, Inc.(b)	5,918	63,204
		7,154,831

Financial Services - 11.3%
3i Group PLC	11,764	451,057
Acadian Asset Management, Inc.	976	91,939
Affiliated Managers Group, Inc.	1,489	548,235
Azimut Holding SpA	3,849	173,162
BGC Group, Inc. - Class A	26,732	321,051
Boursa Kuwait Securities Co. KPSC	6,537	62,176
Broadridge Financial Solutions, Inc.	3,718	678,089
Cboe Global Markets, Inc.	4,086	1,226,617
China Galaxy Securities Co. Ltd.	296,752	298,103
CME Group, Inc. - Class A	8,851	2,526,960
Computershare Ltd.	21,898	623,962
CSC Financial Co. Ltd.	184,332	286,163
Deutsche Boerse AG	3,262	1,091,274
Enact Holdings, Inc.	14,391	693,646
EXOR NV	767	65,173
Fair Isaac Corp.(b)	50	57,361
Federal Agricultural Mortgage Corp. - Class C	401	88,180
Fiserv, Inc.(b)	1,049	55,922
Futu Holdings Ltd. - Class A, ADR	687	83,910
GF Securities Co. Ltd.	112,349	266,279
Global Payments, Inc.	4,874	443,778
GoFintech Quantum Innovation Ltd.(b)	100,737	21,203
Groupe Bruxelles Lambert NV	13,150	1,128,064
Grupo de Inversiones Suramericana SA	4,507	86,220
Guotai Junan Securities Co. Ltd. - Class H	354,708	687,761
Houlihan Lokey, Inc. - Class A	6,460	861,053
IBI Investment House Ltd.	391	54,925
IGM Financial, Inc.	17,532	1,091,276
Investment AB Latour - Class B	19,067	401,268
Jack Henry & Associates, Inc.	455	76,399
London Stock Exchange Group PLC	3,255	397,183
Mastercard, Inc. - Class A	6,051	3,565,915
Meitav Investment House Ltd.	2,490	98,844
MGIC Investment Corp.	10,077	308,860
Mitsubishi HC Capital, Inc.	50,419	440,115

The accompanying notes are an integral part of these financial statements.

Moody’s Corp.	3,425	$1,728,392
MSCI, Inc. - Class A	1,226	699,605
Nasdaq, Inc.	22,780	2,246,336
Piper Sandler Cos.	7,302	548,088
PJT Partners, Inc. - Class A	1,769	319,110
Radian Group, Inc.	3,644	130,674
Schroders PLC	46,158	365,474
Shenwan Hongyuan Group Co. Ltd(c)	516,833	168,777
Singapore Exchange Ltd.	9,429	189,032
SoFi Technologies, Inc.(a)(b)	7,145	127,753
Swissquote Group Holding SA	1,158	59,996
Tel Aviv Stock Exchange Ltd.	3,586	152,161
TMX Group Ltd.	8,643	336,854
Tradeweb Markets, Inc. - Class A	5,938	639,523
Verisk Analytics, Inc. - Class A	2,258	437,555
Victory Capital Holdings, Inc. - Class A	3,833	452,332
Visa, Inc. - Class A	11,420	4,332,405
Walker & Dunlop, Inc.	1,190	48,231
WEX, Inc.(b)	394	75,089
Yuanta Financial Holding Co. Ltd.	907,079	1,870,088
		34,279,598

Health Care - 10.2%
AbbVie, Inc.	13,931	3,572,187
Akeso, Inc.(b)	3,970	45,527
Alcon AG	1,426	103,356
Argenx SE, ADR(b)	127	131,021
Astellas Pharma, Inc.	5,955	88,433
Baxter International, Inc.	3,126	81,276
BeOne Medicines Ltd., ADR(b)	556	199,926
Biogen, Inc.(b)	2,375	514,544
BioMarin Pharmaceutical, Inc.(b)	1,106	72,144
Bridgebio Pharma, Inc.(a)(b)	1,314	100,639
Celltrion, Inc.	503	69,426
Centene Corp.(b)	1,900	122,246
Chugai Pharmaceutical Co. Ltd.	2,283	98,828
Cochlear Ltd.	865	83,017
Cooper Cos., Inc.(b)	961	67,356
CorVel Corp.(b)	953	65,643
Daiichi Sankyo Co. Ltd.	3,573	63,721
Danaher Corp.	8,604	1,837,470
Dr. Sulaiman Al Habib Medical Services Group Co.	5,091	315,798
Eli Lilly & Co.	2,668	3,086,156
Exelixis, Inc.(b)	5,365	293,144
Galderma Group AG	1,619	336,444
GE HealthCare Technologies, Inc.	11,339	807,677
Genmab A/S(b)	3,497	115,960
Gilead Sciences, Inc.	15,654	2,290,806

The accompanying notes are an integral part of these financial statements.

Globus Medical, Inc. - Class A(b)	707	$57,529
Henry Schein, Inc.(a)(b)	2,688	241,382
ICON PLC(b)	515	84,970
IDEXX Laboratories, Inc.(b)	1,671	930,229
Illumina, Inc.(b)	548	117,069
Incyte Corp.(b)	3,635	447,905
Innovent Biologics, Inc.(b)	5,459	72,282
Insmed, Inc.(b)	2,516	306,499
Insulet Corp.(b)	1,236	183,744
Intuitive Surgical, Inc.(b)	2,939	1,107,592
Ionis Pharmaceuticals, Inc.(b)	793	47,865
Ipsen SA	584	110,643
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	15,682	92,140
Labcorp Holdings, Inc.	4,366	1,452,394
Liquidia Corp.(a)(b)	983	67,011
Lonza Group AG	1,039	741,491
Madrigal Pharmaceuticals, Inc.(a)(b)	132	71,284
Medpace Holdings, Inc.(b)	1,345	798,917
Merck KGaA	399	64,424
Mettler-Toledo International, Inc.(b)	575	807,955
Molina Healthcare, Inc.(b)	326	64,799
National HealthCare Corp.	568	122,989
Neurocrine Biosciences, Inc.(b)	1,395	214,872
Novo Nordisk A/S - Class B	6,452	293,159
OmniAb Operations, Inc. - $12.50 Earnout(b)(d)	119	–
OmniAb Operations, Inc. - $15.00 Earnout(b)(d)	119	–
Orion Oyj	1,053	96,752
Oscar Health, Inc. - Class A(b)	2,647	79,304
Pediatrix Medical Group, Inc.(b)	3,570	93,641
RadNet, Inc.(b)	2,765	209,642
ResMed, Inc.	3,246	779,365
Revolution Medicines, Inc.(b)	1,106	227,360
Revvity, Inc.	619	79,647
Rhythm Pharmaceuticals, Inc.(a)(b)	684	72,593
Royalty Pharma PLC - Class A	19,943	1,224,700
Sandoz Group AG	8,970	754,060
Shionogi & Co. Ltd.	13,101	238,771
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(b)	894	56,701
Smith & Nephew PLC(a)	5,964	171,525
Sonova Holding AG	226	64,951
Swedish Orphan Biovitrum AB(b)	2,703	126,793
Takeda Pharmaceutical Co. Ltd., ADR	59,418	1,068,336
UCB SA	968	242,090
United Therapeutics Corp.(b)	831	424,126
Vertex Pharmaceuticals, Inc.(b)	2,155	1,173,441
Waters Corp.(b)	1,061	439,922

The accompanying notes are an integral part of these financial statements.

West Pharmaceutical Services, Inc.	461	$157,252
		30,842,861

Industrial Products - 11.9%
AAON, Inc.(a)	440	33,427
ABB Ltd.	30,799	3,011,475
Allegion PLC	4,705	730,451
Amprius Technologies, Inc.(b)	9,502	93,880
Badger Meter, Inc.	478	64,755
Belden, Inc.	3,006	344,067
Chroma ATE, Inc.	1,985	122,647
CSW Industrials, Inc.	640	197,728
Cummins, Inc.	4,915	2,774,026
Enpro, Inc.	1,332	394,565
Esab Corp.	2,979	224,557
Federal Signal Corp.	2,726	318,942
Graco, Inc.	26,500	2,051,895
Halma PLC	7,626	375,525
Hubbell, Inc.	3,740	1,694,220
IDEX Corp.	6,562	1,500,336
Indutrade AB	3,160	83,178
Ingersoll Rand, Inc.(a)	19,047	1,467,571
Iveco Group NV	4,105	66,471
Kadant, Inc.	586	175,296
King Slide Works Co. Ltd.	370	165,393
Knorr-Bremse AG	2,788	341,990
Kone Oyj - Class B	21,553	1,321,401
Kubota Corp.	5,558	102,062
Legrand SA	5,235	830,359
Lennox International, Inc.	1,539	588,883
Lifco AB - Class B	10,560	349,544
Middleby Corp.(b)	1,647	182,553
MSA Safety, Inc.	625	116,731
NIDEC Corp.	3,474	56,147
Nordson Corp.	6,836	2,199,278
Novanta, Inc.(a)(b)	433	63,313
nVent Electric PLC	4,482	675,661
Pentair PLC	11,397	689,063
Proto Labs, Inc.(b)	1,164	93,190
Prysmian SpA	5,544	774,079
Regal Rexnord Corp.	3,180	503,871
Rockwell Automation, Inc.	4,648	1,972,751
Schindler Holding AG	3,937	1,252,316
SKF AB	48,902	1,417,760
SMC Corp.	100	44,278
SPX Technologies, Inc.(b)	2,374	467,084
Standex International Corp.	357	103,409
Symbotic, Inc. - Class A(a)(b)	3,938	156,220

The accompanying notes are an integral part of these financial statements.

Techtronic Industries Co. Ltd.	24,168	$417,737
Toro Co.	2,346	229,462
Trimble, Inc.(b)	15,641	937,521
Veralto Corp.	13,345	1,315,417
Vontier Corp.(a)	12,041	387,841
Watts Water Technologies, Inc. - Class A	1,605	587,029
WEG SA	40,883	394,957
Xylem, Inc.	13,325	1,467,216
		35,929,528

Industrial Services - 5.2%
Al Babtain Power & Telecommunication Co.	3,113	51,157
Alarm.com Holdings, Inc.(b)	1,369	78,800
APi Group Corp.(b)(c)	25,744	1,010,452
Automatic Data Processing, Inc.	7,321	2,094,977
Bilfinger SE	938	91,307
Bird Construction, Inc.	1,840	89,856
Brady Corp. - Class A	715	64,815
BrightView Holdings, Inc.(b)	4,760	52,884
Cellnex Telecom SA	1,801	55,397
Comfort Systems USA, Inc.	880	1,360,146
Compass Group PLC	15,766	483,228
Deluxe Corp.	3,679	84,985
Dycom Industries, Inc.(b)	1,395	406,238
Element Fleet Management Corp.	6,293	119,614
Enav SpA	11,487	66,783
Everus Construction Group, Inc.(b)	1,867	214,948
Full Truck Alliance Co. Ltd. - Class A, ADR	17,180	145,515
Huron Consulting Group, Inc.(b)	570	91,137
IES Holdings, Inc.(a)(b)	1,368	414,504
Installed Building Products, Inc.(a)	1,195	290,182
International Container Terminal Services, Inc.	56,175	798,536
Ituran Location and Control, Ltd.	5,642	287,516
Kajima Corp.	30,028	909,706
Kandenko Co. Ltd.	2,853	98,098
Kuehne + Nagel International AG	3,410	910,797
Limbach Holdings, Inc.(b)	842	34,707
MSC Industrial Direct Co., Inc. - Class A	594	70,615
MYR Group, Inc.(b)	563	164,070
Paychex, Inc.	9,871	1,256,973
RB Global, Inc.	5,640	477,221
Recruit Holdings Co. Ltd.	1,777	202,687
Rollins, Inc.	12,971	467,864
Service Stream Ltd.	36,558	63,402
Shenzhen International Holdings Ltd. - Class A	132,497	86,198
Shimizu Corp.	36,921	552,098
Sinotrans Ltd.	402,948	249,295
Sterling Infrastructure, Inc.(b)	791	371,825

The accompanying notes are an integral part of these financial statements.

Tutor Perini Corp.	5,604	$496,066
UL Solutions, Inc. - Class A	4,254	317,008
WESCO International, Inc.	2,242	763,177
		15,844,784
Insurance - 7.6%
Aflac, Inc.	17,586	2,037,338
AIA Group Ltd.	62,444	607,370
Aon PLC - Class A	2,170	697,698
Arthur J. Gallagher & Co.(a)	4,215	1,104,962
ASR Nederland NV	784	66,044
BB Seguridade Participacoes SA	137,052	1,066,354
Brown & Brown, Inc.	7,530	543,440
Caixa Seguridade Participacoes S/A	37,020	138,696
China Life Insurance Co. Ltd.	196,512	759,547
China Pacific Insurance Group Co. Ltd.	67,092	258,635
China Reinsurance Group Corp.	374,166	59,662
Clal Insurance Enterprises Holdings Ltd.	861	75,825
CNO Financial Group, Inc.	1,317	72,158
Dai-ichi Life Holdings, Inc.	21,170	243,721
Fubon Financial Holding Co. Ltd.	146,956	667,097
Gjensidige Forsikring ASA	46,072	1,396,509
HCI Group, Inc.	381	70,763
Helvetia Baloise Holding AG	1,870	496,229
iA Financial Corp., Inc.	3,275	467,236
Insurance Australia Group Ltd.	85,554	481,302
Intact Financial Corp.	5,619	1,087,361
Jackson Financial, Inc. - Class A	4,134	551,600
Japan Post Holdings Co. Ltd.	42,082	655,230
Kinsale Capital Group, Inc.(a)	194	72,537
Meritz Financial Group, Inc.	835	74,556
NMI Holdings, Inc.(b)	1,600	70,960
PICC Property & Casualty Co. Ltd. - Class H	286,826	623,463
Progressive Corp.	6,924	1,509,986
Protector Forsikring ASA	2,130	108,851
Prudential Financial, Inc.	20,239	2,380,106
Prudential PLC	2,188	59,667
Reinsurance Group of America, Inc.	4,120	1,013,685
RenaissanceRe Holdings Ltd.	521	170,700
Ryan Specialty Holdings, Inc. - Class A(a)	1,830	77,189
Sampo Oyj	40,812	461,083
Samsung Life Insurance Co. Ltd.	1,023	228,729
Storebrand ASA	17,802	389,947
T&D Holdings, Inc.	2,283	69,765
Tryg A/S	25,884	619,820
Unipol Assicurazioni SpA	30,383	995,967

The accompanying notes are an integral part of these financial statements.

Willis Towers Watson PLC	1,759	$595,510
		23,127,298

Materials - 2.6%
Amcor PLC(a)	8,369	384,054
AptarGroup, Inc.	518	68,179
Asahi Kasei Corp.	43,471	447,518
Avient Corp.	7,445	328,027
Axalta Coating Systems Ltd.(b)	16,877	614,660
Carlisle Cos., Inc.	1,105	382,971
EMS-Chemie Holding AG	774	756,804
HB Fuller Co.	2,952	162,212
HUA ENG Wire & Cable Co. Ltd.	532,963	633,400
Minerals Technologies, Inc.	889	63,048
Nippon Paint Holdings Co. Ltd.	16,376	123,926
Nitto Denko Corp.	22,629	497,655
Sensient Technologies Corp.	2,500	337,350
Sherwin-Williams Co.	7,810	2,646,106
Sika AG	320	76,064
Silgan Holdings, Inc.(a)	1,584	65,799
Symrise AG	647	69,294
TriMas Corp.	1,503	58,286
		7,715,353

Media - 3.2%
Auto Trader Group PLC	9,797	70,133
Autohome, Inc.(a)	3,899	85,544
Capcom Co. Ltd.	18,581	496,828
CAR Group Ltd.(a)	12,651	250,685
Embracer Group AB - Class B(b)	7,912	59,128
fuboTV, Inc. - Class A(b)	6,148	64,738
Grab Holdings Ltd. - Class A(b)	17,075	60,446
Hello Group, Inc. - Class A, ADR	10,158	56,275
HYBE Co. Ltd.	299	39,194
Informa PLC	43,800	535,289
iQIYI, Inc. - Class A, ADR(b)	54,982	51,348
Kanzhun Ltd. - Class A, ADR	12,043	209,066
LY Corp.	126,021	438,759
M3, Inc.	6,650	76,371
Magnite, Inc.(a)(b)	4,542	106,692
Match Group, Inc.	9,062	368,370
NAVER Corp.	1,832	290,475
NetEase Cloud Music, Inc.(b)	3,970	45,907
NetEase, Inc.	47,671	1,169,990
NOS SGPS	13,214	77,208
Pinterest, Inc. - Class A(b)	20,634	447,964
Publicis Groupe SA	4,108	481,719
Rumble, Inc. - Class A(b)	7,309	65,489

The accompanying notes are an integral part of these financial statements.

SEEK Ltd.	6,603	$69,514
SKY Perfect JSAT Corp.	9,528	124,996
Taboola.com Ltd.(b)	12,181	45,435
Take-Two Interactive Software, Inc.(b)	4,387	963,824
Toho Co. Ltd.	7,567	74,819
Trip.com Group Ltd.(b)	12,889	590,579
Universal Music Group NV	22,219	378,111
VeriSign, Inc.	4,324	1,246,523
Webtoon Entertainment, Inc.(b)	4,920	51,857
Weibo Corp. - Class A, ADR(a)	28,590	195,270
XD, Inc.(b)	16,873	92,250
Ziff Davis, Inc.(b)	2,916	160,817
		9,541,613

Real Estate - 0.7%
Altus Group Ltd.	1,889	64,030
China Resources Land Ltd.	172,692	662,192
Cushman & Wakefield Ltd.(b)	11,624	156,808
Howard Hughes Holdings, Inc.(b)	3,221	206,563
KE Holdings, Inc. - Class A, ADR	16,424	282,329
Longfor Group Holdings Ltd.	57,564	46,334
Marcus & Millichap, Inc.	2,081	65,884
McGrath RentCorp	1,384	155,617
St. Joe Co.	2,544	168,158
Sumitomo Realty & Development Co. Ltd.	20,446	425,833
		2,233,748

Renewable Energy - 0.3%
Nextpower, Inc. - Class A(b)	3,820	313,355
Nordex SE(b)	3,348	146,772
Shoals Technologies Group, Inc. - Class A(b)	6,048	41,852
Vestas Wind Systems A/S	16,632	552,565
		1,054,544

Retail & Wholesale - Discretionary - 1.2%
China Literature Ltd.(b)	20,446	56,023
ePlus, Inc.	702	61,755
Ferguson Enterprises, Inc.	4,967	1,115,141
Figs, Inc. - Class A(b)	9,953	152,679
Groupe Dynamite, Inc.	5,871	267,949
Laopu Gold Co. Ltd.	894	45,365
MercadoLibre, Inc.(b)	460	890,652
Moncler SpA	4,357	238,429
MonotaRO Co. Ltd.	4,864	58,693
OPENLANE, Inc.(b)	2,538	90,353
OVS SpA	9,723	67,314
Pool Corp.(a)	327	60,992
ScanSource, Inc.(b)	1,563	89,232

The accompanying notes are an integral part of these financial statements.

Sea Ltd. - Class A, ADR(b)	1,817	$206,193
Xiamen Jihong Technology Co. Ltd.	34,241	54,904
Zalando SE(b)	2,480	71,011
ZOZO, Inc.	9,330	67,158
		3,593,843

Retail & Wholesale - Staples - 1.2%
Aeon Co. Ltd.	67,475	573,154
Andersons, Inc.	2,646	171,646
Bid Corp. Ltd.	7,535	210,217
Clas Ohlson AB - Class B	2,630	126,660
George Weston Ltd.	26,540	1,861,610
Pan Pacific International Holdings Corp.	84,957	429,320
Pepkor Holdings Ltd.	45,157	55,175
United Natural Foods, Inc.(b)	1,938	85,001
		3,512,783

Software & Tech Services - 8.8%
ACI Worldwide, Inc.(b)	6,262	333,639
Adeia, Inc.	14,060	354,734
Adobe, Inc.(b)	5,623	1,646,358
Amdocs Ltd.	8,125	512,363
Atea ASA	3,549	67,795
Atlassian Corp. - Class A(b)	703	136,502
Autodesk, Inc.(b)	5,633	1,456,300
AvePoint, Inc.(b)	5,824	81,070
BILL Holdings, Inc.(b)	1,656	81,525
Cadence Design Systems, Inc.(b)	4,190	1,419,488
Calix, Inc.(b)	4,250	162,010
CDW Corp.(a)	4,802	727,887
Cloudflare, Inc. - Class A(b)	3,137	957,130
Commvault Systems, Inc.(b)	719	98,877
CoreWeave, Inc. - Class A(b)	2,147	182,259
Dassault Systemes SE	2,538	67,336
Digi International, Inc.(b)	5,592	419,064
DigitalOcean Holdings, Inc.(b)	1,295	143,344
DocuSign, Inc.(b)	1,278	84,693
Doximity, Inc. - Class A(b)	3,009	80,370
Dynatrace, Inc.(b)	11,104	606,167
Figma, Inc. - Class A(b)	3,030	83,295
Genpact Ltd.	4,622	175,544
Guidewire Software, Inc.(b)	4,092	837,837
HubSpot, Inc.(b)	904	236,269
IonQ, Inc.(a)(b)	1,851	72,763
JFrog Ltd.(b)	1,747	174,822
Manhattan Associates, Inc.(b)	2,514	561,100
MongoDB, Inc. - Class A(b)	1,202	544,951
Nemetschek SE	818	66,798

The accompanying notes are an integral part of these financial statements.

Newborn Town, Inc.(b)	55,579	$62,638
Nomura Research Institute Ltd.	1,985	65,767
Nutanix, Inc. - Class A(b)	5,327	365,272
Nutex Health, Inc.(a)(b)	505	95,324
Obic Co. Ltd.	9,528	303,390
Okta, Inc. - Class A(b)	3,699	640,075
Open Text Corp.	2,514	62,709
Palo Alto Networks, Inc.(b)	5,239	2,001,979
Paycom Software, Inc.	436	104,248
Paylocity Holding Corp.(b)	752	120,485
Pro Medicus Ltd.	659	84,721
Procore Technologies, Inc.(b)	4,573	286,819
PTC, Inc.(b)	7,004	1,090,803
Q2 Holdings, Inc.(b)	1,308	85,072
Roper Technologies, Inc.	5,189	2,203,457
Rubrik, Inc. - Class A(b)	2,577	239,764
Sage Group PLC	7,692	113,883
Samsara, Inc. - Class A(a)(b)	8,145	332,723
ServiceNow, Inc.(b)	12,179	1,802,370
ServiceTitan, Inc. - Class A(a)(b)	950	93,138
SS&C Technologies Holdings, Inc.	23,529	1,952,201
Synopsys, Inc.(b)	2,433	1,069,522
Teradata Corp.(b)	2,118	61,422
Twilio, Inc. - Class A(b)	2,414	568,811
Xero Ltd.(b)	1,110	65,922
Zscaler, Inc.(b)	1,822	343,237
		26,588,042

Tech Hardware & Semiconductors - 16.2%
5N Plus, Inc.(b)	13,493	248,194
A10 Networks, Inc.	11,330	287,669
Accton Technology Corp.	6,313	404,986
ACM Research, Inc. - Class A(b)	4,283	311,888
Advanced Micro Devices, Inc.(b)	4,694	2,209,560
Advantest Corp.	6,352	1,340,047
Alchip Technologies Ltd.	384	49,329
Ambarella, Inc.(b)	3,126	216,882
ASE Technology Holding Co. Ltd.	58,438	1,075,840
Asia Vital Components Co. Ltd.	3,620	390,849
ASM International NV	937	879,444
ASMPT Ltd.	6,948	145,354
ASPEED Technology, Inc.	328	166,109
AutoStore Holdings Ltd.(b)	44,453	77,546
Avnet, Inc.	12,002	1,074,899
Axcelis Technologies, Inc.(b)	2,820	325,231
BE Semiconductor Industries NV	1,378	312,934
Camtek Ltd.(a)(b)	2,041	273,494
Ciena Corp.(b)	2,368	906,470

The accompanying notes are an integral part of these financial statements.

Cirrus Logic, Inc.(b)	5,142	$563,100
Cohu, Inc.(b)	12,074	556,611
Crane NXT Co.(a)	4,813	235,356
Credo Technology Group Holding Ltd.(b)	1,756	397,190
Daktronics, Inc.(b)	7,359	143,721
Diebold Nixdorf, Inc.(a)(b)	4,213	285,810
Disco Corp.	2,107	766,830
Dolby Laboratories, Inc. - Class A(a)	7,613	468,656
D-Wave Quantum, Inc.(a)(b)	2,039	35,071
Extreme Networks, Inc.(b)	13,154	295,833
F5, Inc.(b)	4,156	1,692,032
FormFactor, Inc.(b)	6,880	692,197
Global Unichip Corp.	497	95,571
Harmonic, Inc.(b)	7,671	91,899
Hon Precision, Inc.	1,618	298,893
HP, Inc.	38,338	1,150,907
Impinj, Inc.(a)(b)	483	84,197
Intel Corp.(b)	14,077	1,260,032
InterDigital, Inc.	2,410	807,422
IPG Photonics Corp.(b)	5,230	397,898
Kulicke & Soffa Industries, Inc.	4,507	360,830
Lagercrantz Group AB	11,124	261,021
Lam Research Corp.	13,760	4,148,502
Lenovo Group Ltd.	181,394	695,097
Lite-On Technology Corp.	18,858	181,316
Logitech International SA	4,006	393,683
Marvell Technology, Inc.	7,227	1,529,667
MaxLinear, Inc. - Class A(b)	2,569	153,909
MediaTek, Inc.	8,384	1,037,362
Monolithic Power Systems, Inc.	1,264	1,602,461
MPI Corp.	1,775	287,048
Mycronic AB	10,907	370,585
Nanya Technology Corp.	17,865	305,803
NCR Atleos Corp.(b)	3,048	139,964
NetApp, Inc.	10,206	1,891,070
NetScout Systems, Inc.(b)	11,915	462,659
Nordic Semiconductor ASA(b)	11,341	201,478
Nova Ltd.(a)(b)	2,004	698,294
Onto Innovation, Inc.(b)	3,489	932,296
Power Integrations, Inc.	3,522	180,960
Powertech Technology, Inc.	14,888	130,004
Priortech Ltd.(b)	1,842	173,524
Qualitau Ltd.	991	108,596
Quanta Computer, Inc.	41,090	438,464
Rambus, Inc.(b)	5,444	471,940
Realtek Semiconductor Corp.	7,718	175,420
Rigetti Computing, Inc.(a)(b)	2,269	35,533
Samsung Electronics Co., Ltd.	13,810	2,623,557
SCREEN Holdings Co. Ltd.	6,352	540,951

The accompanying notes are an integral part of these financial statements.

Shanghai Conant Optical Co. Ltd.	11,414	$65,200
Shanghai Fudan Microelectronics Group Co. Ltd.	11,910	42,205
Silicon Laboratories, Inc.(b)	3,706	811,799
Skyworth Group Ltd.	79,399	42,742
Sonos, Inc.(b)	4,081	63,664
STMicroelectronics NV	9,415	472,068
Synaptics, Inc.(b)	4,094	395,972
TD SYNNEX Corp.	5,523	1,396,491
TDK Corp.	18,302	352,757
Test Research, Inc.	3,970	36,356
Tokyo Electron Ltd.	4,467	1,578,744
Tokyo Ohka Kogyo Co. Ltd.	7,643	411,931
Ultra Clean Holdings, Inc.(b)	7,199	488,308
Veeco Instruments, Inc.(b)	7,901	350,014
Winbond Electronics Corp.	51,610	296,918
Wiwynn Corp.	1,111	248,488
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	10,918	232,168
		48,833,770

Telecommunications - 4.5%
Airtel Africa PLC(c)	79,859	360,333
America Movil SAB de CV, ADR	58,191	1,340,721
BT Group PLC	268,375	747,012
Chunghwa Telecom Co. Ltd.	274,680	1,177,621
CITIC Telecom International Holdings Ltd.	167,730	52,206
Etihad Etisalat Co.	28,904	515,016
Far EasTone Telecommunications Co. Ltd.	18,858	60,042
Koninklijke KPN NV	104,183	500,051
PCCW Ltd.	165,335	113,045
Proximus SADP	7,377	54,414
Saudi Telecom Co.	134,397	1,600,765
Singapore Telecommunications Ltd.	430,010	1,534,844
SoftBank Corp.	1,224,827	1,818,507
SoftBank Group Corp.	10,302	335,455
Taiwan Mobile Co. Ltd.	195,864	716,229
Telecom Italia SPA(b)	38,306	348,673
Telefonica SA	59,313	251,547
Telia Co. AB	269,082	1,224,618
TIM SA	171,470	618,587
Zegona Communications PLC	5,104	112,935
		13,482,621

Utilities - 2.5%
American States Water Co.	2,255	201,349
Axia Energia	115,156	1,180,723
California Water Service Group(a)	4,141	206,926
CPFL Energia SA	125,718	1,086,152
EDP Renovaveis SA	66,474	1,054,775

The accompanying notes are an integral part of these financial statements.

ERG SpA	2,290	$59,213
H2O America	2,653	168,121
Hydro One Ltd.(c)	70,986	2,732,318
Oklo, Inc. - Class A(a)(b)	3,301	133,922
Scatec ASA(b)	27,480	283,776
Solaria Energia y Medio Ambiente SA(b)	4,524	89,126
XPLR Infrastructure LP(b)	25,319	303,828
		7,500,229

TOTAL COMMON STOCKS (Cost $265,796,625)		300,895,585

SHORT-TERM INVESTMENTS - 2.8%
Investments Purchased with Collateral from Securities Lending - 2.5%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(e)	7,651,038	7,651,038

Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(e)	900,747	900,747

TOTAL SHORT-TERM INVESTMENTS (Cost $8,551,785)		8,551,785

TOTAL INVESTMENTS - 102.4% (Cost $274,348,410)		$309,447,370
Liabilities in Excess of Other Assets - (2.4)%		(7,123,705)
TOTAL NET ASSETS - 100.0%		$302,323,665

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2026. The total market value of these securities was $7,429,673 which represented 2.5% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $4,271,880 or 1.4% of the Fund’s net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
August 31, 2026

Adasina Social Justice All Cap Global ETF
ASSETS:
Investments, at value (cost $274,348,410) (Note 2)	$309,447,370
Dividends receivable	453,509
Dividend tax reclaim receivable	222,178
Receivable for investments sold	90,653
Interest receivable	2,694
Security lending income receivable (Note 5)	2,502
Total assets	310,218,906

LIABILITIES:
Payable upon return of securities on loan (value included in investments $7,429,673) (Note 5)	7,651,038
Payable to adviser (Note 4)	229,592
Payable for investments purchased	9,859
Payable to custodian	4,752
Total liabilities	7,895,241
NET ASSETS	$302,323,665

NET ASSETS CONSISTS OF:
Paid-in capital	$280,636,104
Total distributable earnings/(accumulated losses)	21,687,561
Total Net Assets	$302,323,665

Net assets	$302,323,665
Shares issued and outstanding(a)	13,200,000
Net asset value per share	$22.90

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Year Ended August 31, 2026

Adasina Social Justice All Cap Global ETF
INVESTMENT INCOME:
Dividend income	$5,202,766
Securities lending income (Note 5)	61,271
Interest income	29,431
Less: Issuance fees	(5,340)
Less: Dividend withholding taxes	(412,715)
Total investment income	4,875,423

EXPENSES:
Investment advisory fee (Note 4)	2,423,291
Other expenses and fees	750
Total expenses	2,424,041
NET INVESTMENT INCOME (LOSS)	2,451,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,508,861
In-kind redemptions	22,201,814
Foreign currency transactions	(291,336)
Net realized gain (loss)	30,419,339
Net change in unrealized appreciation (depreciation) on:
Investments	6,716,310
Foreign currency translations	(11,791)
Net change in unrealized appreciation (depreciation)	6,704,519
Net realized and unrealized gain (loss)	37,123,858
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,575,240

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Adasina Social Justice	All Cap Global ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$2,451,382	$2,491,534
Net realized gain (loss)	30,419,339	19,956,743
Net change in unrealized appreciation (depreciation)	6,704,519	863,060
Net increase (decrease) in net assets resulting from operations	39,575,240	23,311,337

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,613,897)	(2,637,538)
Total distributions to shareholders	(3,613,897)	(2,637,538)

CAPITAL TRANSACTIONS:
Subscriptions	54,473,600	122,194,440
Redemptions	(40,215,250)	(94,183,760)
ETF transaction fees (Note 10)	27,205	1,273
Net increase (decrease) in net assets from capital transactions	14,285,555	28,011,953

NET INCREASE (DECREASE) IN NET ASSETS	50,246,898	48,685,752

NET ASSETS:
Beginning of the period	252,076,767	203,391,015
End of the period	$302,323,665	$252,076,767

SHARES TRANSACTIONS
Subscriptions	2,500,000	6,400,000
Redemptions	(1,800,000)	(4,900,000)
Total increase (decrease) in shares outstanding	700,000	1,500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the years presented

	Adasina Social Justice All Cap Global ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$20.17	$18.49	$16.08	$14.67	$17.82

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19	0.21	0.15	0.16	0.15
Net realized and unrealized gain (loss)(b)	2.82	1.69	2.42	1.44	(3.17)
Total from investment operations	3.01	1.90	2.57	1.60	(3.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.22)	(0.16)	(0.19)	(0.13)
Total distributions	(0.28)	(0.22)	(0.16)	(0.19)	(0.13)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	–	–
Net asset value, end of year	$22.90	$20.17	$18.49	$16.08	$14.67
TOTAL RETURN	15.06%	10.36%	16.11%	10.99%	(17.06)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$302,324	$252,077	$203,391	$141,493	$96,815
Ratio of expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets	0.90%	1.13%	0.91%	1.02%	0.93%
Portfolio turnover rate(d)	73%	81%	82%	108%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026

NOTE 1 - ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s NAV per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.

Notes to Financial Statements

August 31, 2026

Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

Adasina Social Justice All Cap Global ETF
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$300,895,585	$–	$0	(a)	$300,895,585
Investments Purchased with Collateral from Securities Lending(b)	–	–	–		7,651,038
Money Market Funds	900,747	–	–		900,747
Total Investments	$301,796,332	$–	$0	(a)	$309,447,370

(a) The securities are classified as Level 3 securities due to a lack of market activity. The Fund held earnout shares with $0 market values at the beginning and end of the period with no activity during the year. As of the year ended August 31, 2026, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Notes to Financial Statements

August 31, 2026

(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to Financial Statements

August 31, 2026

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemption in-kind gain. For the fiscal year ended August 31, 2026, the following adjustments were made:

Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
$ 22,005,286	$ (22,005,286)

Notes to Financial Statements

August 31, 2026

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in emerging and developing markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not necessarily associated with investments in U.S. securities and in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Style Risk. Applying Social Justice Investment Criteria (as defined in the Fund’s prospectus) to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

Index Risk. The Adasina Social Justice Index (the “Index”) may not reflect all companies meeting the Index’s eligibility criteria if certain company characteristics are not known at the time the Index is composed or reconstituted.

Management Risk. The Fund is actively managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

Notes to Financial Statements

August 31, 2026

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Notes to Financial Statements

August 31, 2026

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by independent third parties (“Third Party Data”). Third Party Data is carefully compiled from sources determined by Adasina to be reliable and is valid at the time it is obtained, but Adasina cannot guarantee the accuracy of any third-party information. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.89% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the fiscal year ended August 31, 2026 are disclosed in the Statement of Operations.

Notes to Financial Statements

August 31, 2026

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for all or a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to Financial Statements

August 31, 2026

As of August 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$7,429,673	$7,651,038	2.5%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the fiscal year ended August 31, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$201,778,136	$198,240,523

Notes to Financial Statements

August 31, 2026

For the fiscal year ended August 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$46,344,614	$37,360,262

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended August 31, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

Distributions paid from:	August 31, 2026	August 31, 2025
Ordinary Income	$3,613,897	$2,637,538

As of the fiscal year ended August 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$276,707,060
Gross tax unrealized appreciation	46,343,105
Gross tax unrealized depreciation	(13,602,795)
Net tax unrealized appreciation (depreciation)	32,740,310
Undistributed ordinary income (loss)	629,198
Undistributed long-term capital gain (loss)	–
Other accumulated gain (loss)	(11,681,947)
Total distributable earnings/(accumulated losses)	$21,687,561

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and passive foreign investment companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2026, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2026, the Fund had short-term capital loss carryforwards of $11,696,090, which do not expire. During the fiscal year ended August 31, 2026, the Fund utilized $7,196,210 of capital loss carryforwards.

Notes to Financial Statements

August 31, 2026

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the fiscal year ended August 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	–
Average daily loan outstanding, when in use	–
Credit facility outstanding as of August 31, 2026	–
Average interest rate, when in use	6.75%
Interest rate terms	Prime
Interest rate as of August 31, 2026	6.75%
Expiration date	June 23, 2027

Interest expense incurred for the fiscal year ended August 31, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $7,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 3% of the value of the Creation Units and of up to a maximum of 2% of the value of the Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Notes to Financial Statements

August 31, 2026

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which did not have a material impact on the Fund’s financial statements or disclosures.

NOTE 13 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Adasina Social Justice All Cap Global ETF and
The Board of Trustees of
Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal Trust I (the “Trust”), including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

Other Non-Audited Information	Adasina Social Justice All Cap Global ETF

August 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Adasina Social Justice All Cap Global ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was as follows:

Adasina Social Justice All Cap Global ETF	48.68%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended August 31, 2026, was as follows:

Adasina Social Justice All Cap Global ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 5, 2026

* Print the name and title of each signing officer under his or her signature.